CONVERTIBLE PROMISSORY NOTES, Convertible promissory notes (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Less: Short-term Derivative Liability Component, Derivative Liability Component	Less: Short-term Derivative Liability Component, Derivative Liability Component
Less: Short-term liability component	$ (41,818,800)	$ (4,123,900)
Liability component	3,528,200	0
Embedded feature Component [Abstract]
Total Derivative Liability Component	18,402,800	14,905,300	$ 75,355,200
Less: Short-term Derivative Liability Component	(17,282,500)	(14,905,300)
Derivative Liability Component	1,120,300	0
Convertible Promissory Notes 1-7 [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument face amount	5,340,000	5,340,000
Convertible Promissory Notes 8 -12 [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument face amount	17,500,000	17,500,000
Convertible Promissory Notes 13 -20 [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument face amount	17,860,000	15,360,000
Convertible Promissory Note [Member]
Debt, Long-Term and Short-Term, Combined Amount [Abstract]
Debt instrument face amount	40,700,000	38,200,000
Debt Issuance costs	(240,000)	(240,000)
Nominal value of Convertible Promissory Notes	40,460,000	37,960,000
Derivative liability Component	(37,234,800)	(36,528,700)
Liability component at date of issue	3,225,200	1,431,300
Interest charged	42,121,800	2,692,600
Interest paid	0	0
Total Liability component	45,347,000	4,123,900
Less: Short-term liability component	(41,818,800)	(4,123,900)
Liability component	3,528,200	0
Embedded feature Component [Abstract]
Derivative liability Component	37,234,800	36,528,700
Change in fair value of Embedded derivative	(18,832,000)	(21,623,400)
Total Derivative Liability Component	18,402,800	14,905,300
Less: Short-term Derivative Liability Component	(17,282,500)	(14,905,300)
Derivative Liability Component	$ 1,120,300	$ 0